Schedule of Investments (unaudited)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 0.1%
TimberHP by GO Lab, Inc.(a) (Cost: $155)	90,157	$ 363,333

		Par (000)
Corporate Bonds
Ground Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30(b)	USD	346	96,880
Total Corporate Bonds — 0.0% (Cost: $255,327)			96,880
Municipal Bonds
Alabama — 3.0%
Baldwin County IDA, RB, AMT, Series A, 5.00%, 06/01/55(b)(c)		1,695	1,728,003
Black Belt Energy Gas District
RB, Series A, 5.25%, 05/01/56(c)		1,260	1,300,548
Refunding RB, 4.00%, 06/01/51(c)		1,100	1,125,196
Hoover IDB, RB, AMT, 6.38%, 11/01/50(c)		1,295	1,421,499
Mobile County IDA
RB, AMT, Series A, 5.00%, 06/01/54		5,740	5,478,319
RB, AMT, Series B, 4.75%, 12/01/54		3,220	2,953,849
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%, 11/01/51(c)		1,785	1,805,935
RB, Series A, 5.00%, 01/01/56(c)		1,000	1,041,926
			16,855,275
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)		4,575	514,646
Arizona — 2.2%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	241,669
RB, 7.10%, 01/01/55(b)		900	903,937
RB, 5.00%, 07/01/55(b)		285	245,311
RB, Series B, 5.13%, 07/01/47(b)		195	182,500
Refunding RB, 5.50%, 07/01/52(b)		610	570,242
Refunding RB, Series A, 5.00%, 07/01/26(b)		75	75,336
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	606,592
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	175,127
City of Phoenix IDA (The), RB, Series A, 5.00%, 07/01/46(b)		570	545,193
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	137,441
RB, 5.25%, 07/01/49		180	156,527
Refunding RB, 4.00%, 06/15/51(b)		625	484,740
Refunding RB, 5.00%, 07/01/56(b)		295	229,578
Glendale IDA, RB, 5.00%, 05/15/56		305	260,048
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	266,770
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	244,756
RB, 5.50%, 10/01/51(b)		280	222,564
RB, AMT, 4.00%, 10/15/47(b)		6,470	5,475,286
Sierra Vista IDA
RB, 5.00%, 06/15/34(b)		45	46,181
RB, 5.00%, 06/15/44(b)		395	374,762
RB, 5.00%, 06/15/54(b)		440	394,956
RB, 6.38%, 06/15/64(b)		445	455,988
			12,295,504
Security		Par (000)	Value
Arkansas — 1.0%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)	USD	1,200	$ 1,164,659
RB, AMT, 4.75%, 09/01/49(b)		1,410	1,379,065
RB, AMT, 5.45%, 09/01/52		2,000	2,001,009
RB, AMT, 5.70%, 05/01/53		350	354,901
RB, AMT, Series A, 6.88%, 07/01/48(b)		900	967,202
			5,866,836
California — 5.8%
California HFA
RB, Series 2021-3, Class A, 3.25%, 08/20/36		916	878,208
RB, Series S, 8.00%, 07/01/67(b)(c)		1,575	1,592,855
California Infrastructure & Economic Development Bank, Refunding RB, Series B, 12.00%, 01/01/65(b)(c)		14,260	10,552,400
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	149,985
RB, Series A, 6.10%, 12/01/37		1,500	1,504,927
RB, Series S, 8.13%, 08/01/56(b)(c)		300	300,490
RB, AMT, 4.00%, 07/15/29		2,500	2,511,210
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)		2,250	2,147,690
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)		300	294,994
California Statewide Communities Development Authority, RB, Series A, 7.50%, 03/01/68(b)(c)		745	750,752
California Statewide Financing Authority
RB, 6.00%, 05/01/43		85	86,784
RB, Series B, 6.00%, 05/01/43		315	315,697
City of Los Angeles Department of Airports, Refunding RB, AMT, Series D, 4.00%, 05/15/51		4,000	3,561,849
CSCDA Community Improvement Authority
RB, 4.00%, 07/01/56(b)		205	156,135
RB, 4.00%, 03/01/57(b)		505	371,882
RB, 4.00%, 07/01/58(b)		265	169,334
RB, Series A, 3.00%, 09/01/56(b)		1,090	741,088
RB, Series B, 4.00%, 07/01/58(b)		300	164,320
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)		44,890	4,383,495
Hastings Campus Housing Finance Authority, RB, Series B, 0.00%, 07/01/61(b)		1,045	510,334
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)		3,845	1,885,632
			33,030,061
Colorado — 4.8%
Aurora Crossroads Metropolitan District No. 2
GO, Refunding, Series A-1, 0.00%, 12/01/55		2,300	2,050,447
GO, Refunding, Series A-2, 0.00%, 12/01/55		600	532,056
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	492,818
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	445,056
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54		530	532,570
Canyons Metropolitan District No. 5, GO, Refunding, Series B, 6.50%, 12/15/54		500	498,855
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	153,179
Colorado Educational & Cultural Facilities Authority
RB, Series 1, 6.88%, 02/01/59(b)		1,200	1,257,340
RB, Series B, 8.50%, 02/01/59(b)		3,590	4,067,462
Refunding RB, 4.00%, 12/01/30(b)		100	96,731
Refunding RB, 5.00%, 12/15/45(b)		500	484,927

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority
RB, 5.50%, 11/01/47	USD	120	$ 126,151
RB, 5.25%, 11/01/52		305	315,801
RB, Series A, 5.00%, 05/15/35		250	234,826
RB, Series A, 5.00%, 05/15/44		270	218,909
RB, Series A, 5.00%, 05/15/49		420	317,804
Creekwalk Marketplace Business Improvement District
Refunding RB, Series A, 6.00%, 12/01/54		2,025	2,027,516
Refunding RB, Series B, 8.00%, 12/15/54		513	512,525
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	953,919
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33		500	517,929
Gold Hill North Business Improvement District, GO, Series A, 5.60%, 12/01/54(b)		500	490,381
Green Valley Ranch East Metropolitan District No. 9, GO, Series A, 0.00%, 12/01/55		300	235,185
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	490,115
Independence Metropolitan District No. 3
GO, Series B, 7.13%, 12/15/54		500	500,381
GO, Refunding, Series A, 5.38%, 12/01/54		680	680,289
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	386,542
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	450,819
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	501,668
Orchard Park Place South Metropolitan District, GO, 6.00%, 12/01/54(b)		940	941,168
Palisade Metropolitan District No. 2, Refunding RB, Series B, 0.00%, 12/15/54(b)		1,020	973,087
Piney Lake Trails Metropolitan District No. 1, GO, Series A, 5.88%, 12/01/55		500	502,424
Redtail Ridge Metropolitan District, GO, 0.00%, 12/01/32(d)		3,999	2,511,450
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/42		500	509,888
Sojourn at Idlewild Metropolitan District, GO, Series A, 6.13%, 12/01/55(b)		500	513,986
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37		250	251,331
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%, 09/20/54(b)		765	540,959
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	521,339
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	494,022
			27,331,855
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%, 07/01/54		775	751,592
RB, Series A, 5.00%, 01/01/55(b)		570	471,358
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		2,430	2,449,094
Stamford Housing Authority
Refunding RB, Series A, 6.50%, 10/01/55		375	381,573
Refunding RB, Series A, 6.25%, 10/01/60		260	258,958
			4,312,575
Security		Par (000)	Value
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39(b)	USD	661	$ 668,269
Town of Bridgeville
Special Tax Bonds, 5.25%, 07/01/44(b)		100	100,384
Special Tax Bonds, 5.63%, 07/01/53(b)		400	404,305
Town of Milton
Special Tax Bonds, 5.70%, 09/01/44(b)		150	151,447
Special Tax Bonds, 5.95%, 09/01/53(b)		300	303,732
			1,628,137
District of Columbia — 0.8%
District of Columbia, Refunding RB, 5.00%, 06/01/46		580	568,904
District of Columbia Tobacco Settlement Financing Corp.
RB, Series A, 0.00%, 06/15/46(d)		625	140,329
RB, Series B, 0.00%, 06/15/46(d)		10,325	2,227,951
RB, Series C, 0.00%, 06/15/55(d)		17,300	1,702,152
			4,639,336
Florida — 15.0%
Alachua County Housing Finance Authority, RB, Series A, 6.30%, 07/01/55(b)(c)		250	261,835
Angeline Community Development District, Special Assessment RB, 5.50%, 05/01/45		415	419,327
Antillia Community Development District, Special Assessment RB, 5.88%, 05/01/54		190	192,887
Arbors Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		1,000	1,006,698
Ave Maria Stewardship Community District, Special Assessment RB, 5.60%, 05/01/56		300	298,276
Bella Collina Community Development District, Special Assessment RB, 5.30%, 05/01/55		155	153,792
Bella Tara Community Development District
Special Assessment RB, 5.88%, 05/01/45		290	300,352
Special Assessment RB, 6.13%, 05/01/56		450	464,570
Bellehaven Community Development District, Special Assessment RB, 6.05%, 05/01/55		500	514,409
Berry Bay II Community Development District, Special Assessment RB, 5.45%, 05/01/54		225	220,138
Braddock Lakes Community Development District, Special Assessment RB, 5.75%, 05/01/55		655	649,214
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)		475	472,078
Refunding RB, 4.00%, 11/15/28(b)		510	500,693
Refunding RB, 4.00%, 11/15/30(b)		555	538,245
Refunding RB, 4.00%, 11/15/34(b)		650	611,588
Buckhead Trails Community Development District
Special Assessment RB, 5.60%, 05/01/44		210	212,515
Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	213,793
Capital Projects Finance Authority
RB, Series 1, 9.00%, 06/15/42(b)		115	115,274
RB, Series 1, 7.50%, 06/15/65(b)		925	931,208
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		345	351,397
Capital Trust Agency, Inc.
RB, 5.00%, 01/01/55(b)		1,570	1,329,145
RB, 4.88%, 06/15/56(b)		1,335	1,054,779
RB, 0.00%, 07/01/61(b)(d)		7,255	610,291
RB, Series A, 5.00%, 06/15/49(b)		100	89,788
RB, Series A, 5.75%, 06/01/54(b)		420	351,409
RB, Series A, 5.00%, 12/15/54		285	250,712
Capital Trust Authority
RB, 6.13%, 07/01/55(b)		500	498,767

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Capital Trust Authority
RB, Series A, 5.00%, 07/01/44(b)	USD	200	$ 184,825
RB, Series A, 5.25%, 07/01/54(b)		350	312,483
RB, Series A, 07/01/57(b)(e)		960	960,011
Refunding RB, Series A, 4.75%, 06/15/40(b)		135	131,423
Refunding RB, Series A, 5.13%, 06/15/50(b)		125	114,189
Refunding RB, Series A, 5.25%, 06/15/59(b)		170	154,420
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45(f)(g)		235	188,000
Center Lake Ranch West Community Development District, Special Assessment RB, 5.60%, 05/01/55(b)		200	200,411
City of Pompano Beach, Refunding RB, 4.00%, 09/01/50		1,200	990,117
Coastal Ridge Community Development District
Special Assessment RB, 5.75%, 05/01/45		600	619,130
Special Assessment RB, 6.00%, 05/01/55		465	476,891
Connerton East Community Development District
Special Assessment RB, 5.25%, 06/15/45		100	100,049
Special Assessment RB, 5.50%, 06/15/55		170	167,708
Coral Creek Community Development District, Special Assessment RB, 5.75%, 05/01/54		130	131,424
County of Lee Airport Revenue, RB, AMT, 5.25%, 10/01/49		2,145	2,214,008
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	466,836
County of Okaloosa, RB, 5.75%, 05/15/60(b)		450	453,933
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)		935	310,769
Refunding RB, Series A-2, 0.00%, 10/01/47(d)		900	280,588
Refunding RB, Series A-2, 0.00%, 10/01/48(d)		635	186,139
Refunding RB, Series A-2, (AGM), 0.00%, 10/01/52(d)		525	121,831
Crossings Community Development District, Special Assessment RB, 5.60%, 05/01/54		140	140,254
Crosswinds East Community Development District, Special Assessment RB, 5.75%, 05/01/54		105	106,359
Curiosity Creek Community Development District
Special Assessment RB, 5.40%, 05/01/44(b)		110	110,696
Special Assessment RB, 5.70%, 05/01/55(b)		180	179,413
Special Assessment RB, 5.88%, 05/01/56(b)		600	600,671
Cypress Creek Reserve Community Development District
Special Assessment RB, 5.75%, 05/01/45		200	207,414
Special Assessment RB, 6.00%, 05/01/56		300	308,969
Darby Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/35		400	421,964
Escambia County Health Facilities Authority
Refunding RB, (AGM), 4.00%, 08/15/45		3,060	2,792,584
Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,788,592
Firethorn Community Development District
Special Assessment RB, 5.30%, 05/01/45		870	869,820
Special Assessment RB, 5.60%, 05/01/55		200	198,772
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	596,741
RB, Series A, 6.13%, 06/15/44(b)		45	45,011
RB, Series A, 5.13%, 06/15/55(b)		2,490	2,076,086
RB, Series C, 5.75%, 12/15/56(b)		370	275,458
RB, AMT, 6.13%, 07/01/32(b)(c)		1,375	1,380,960
RB, AMT, Series A, 4.38%, 10/01/54(b)(c)		680	687,899
RB, AMT, Series A, 12.00%, 07/15/59(b)(c)(f)(g)		3,030	1,090,800
Refunding RB, Series A, 4.00%, 06/01/46(b)		300	233,563
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	705,623
Refunding RB, AMT, 14.00%, 07/15/32(b)(c)(f)(g)		3,630	1,306,800
Refunding RB, AMT, (AGM), 5.00%, 07/01/44		4,860	4,769,471
Refunding RB, AMT, (AGM), 5.25%, 07/01/47		500	491,577
Security		Par (000)	Value
Florida (continued)
Florida Development Finance Corp.
Refunding RB, AMT, (AGM), 5.25%, 07/01/53	USD	1,850	$ 1,818,763
Florida Local Government Finance Commission, RB, Series A, 6.88%, 11/15/64(b)		1,200	1,251,129
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/55		415	421,858
Gas Worx Community Development District, Special Assessment RB, 5.75%, 05/01/45(b)		450	461,472
Golden Gem Community Development District, Special Assessment RB, 6.00%, 05/01/55		1,185	1,200,960
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	204,851
Special Assessment RB, 4.50%, 05/01/52		235	212,090
Greater Orlando Aviation Authority, RB, AMT, 5.50%, 11/01/37		280	302,243
Greenbriar Community Development District
Special Assessment RB, 5.65%, 05/01/45		185	187,243
Special Assessment RB, 5.88%, 05/01/54		220	221,432
Hammock Oaks Community Development District
Special Assessment RB, 5.85%, 05/01/44		240	244,919
Special Assessment RB, 5.55%, 05/01/45(b)		220	223,648
Special Assessment RB, 5.75%, 05/01/55(b)		335	338,040
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	366,215
Harbor Reserve Community Development District, Special Assessment RB, 5.75%, 05/01/56		800	790,962
Harvest Hills South Community Development District, Special Assessment RB, 5.45%, 05/01/45		1,375	1,375,848
Highland Trails Community Development District, Special Assessment RB, 5.85%, 05/01/56		300	299,991
Hillcrest Preserve Community Development District, Special Assessment RB, 5.30%, 05/01/54(b)		270	261,051
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%, 05/01/55		165	168,386
Ibis Landing Community Development District
Special Assessment RB, 5.70%, 06/15/45		100	104,055
Special Assessment RB, 5.88%, 06/15/55		125	128,613
Kings Creek I Community Development District, Special Assessment RB, 6.00%, 05/01/55		430	438,515
Kissimmee Park Community Development District
Special Assessment RB, 5.88%, 05/01/45		270	279,638
Special Assessment RB, 6.13%, 05/01/56		225	232,285
Lakes of Sarasota Community Development District 2
Special Assessment RB, Series A, 5.50%, 05/01/45		630	635,388
Special Assessment RB, Series A, 5.70%, 05/01/55		765	765,346
Lakewood Ranch Stewardship District
Special Assessment RB, 3.25%, 05/01/29		225	221,675
Special Assessment RB, 4.75%, 05/01/29		180	183,334
Special Assessment RB, 4.40%, 05/01/39		520	522,941
Special Assessment RB, 5.50%, 05/01/40		335	354,949
Special Assessment RB, 5.30%, 05/01/44		100	102,097
Special Assessment RB, 5.80%, 05/01/45		405	420,595
Special Assessment RB, 5.45%, 05/01/48		365	369,141
Special Assessment RB, 5.55%, 05/01/54		105	106,230
Special Assessment RB, 5.50%, 05/01/55		765	767,855
Special Assessment RB, 6.00%, 05/01/56		1,135	1,171,773
Lee County IDA, RB, Series B-1, 4.75%, 11/15/29		260	261,688
Lowery Hills Community Development District
Special Assessment RB, 5.63%, 05/01/45(b)		160	160,839
Special Assessment RB, 5.85%, 05/01/55(b)		220	220,411

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
LT Ranch Community Development District
Special Assessment RB, 5.50%, 05/01/44	USD	205	$ 211,080
Special Assessment RB, 5.85%, 05/01/54		150	153,635
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%, 05/01/44		115	116,832
Malabar Springs Community Development District
Special Assessment RB, 5.20%, 05/01/44		165	164,636
Special Assessment RB, 5.50%, 05/01/54		250	244,626
Marion Ranch Community Development District, Special Assessment RB, 5.95%, 05/01/54		275	279,621
Mckendree Pointe Community Development District, Special Assessment RB, 6.00%, 05/01/56		400	397,792
New Port Corners Community Development District, Special Assessment RB, 5.20%, 06/15/45(b)		500	499,790
Newfield Community Development District, Special Assessment RB, 5.90%, 05/01/56		805	822,341
Normandy Community Development District, Special Assessment RB, 5.55%, 05/01/54(b)		415	398,808
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%, 05/01/44		65	66,820
Special Assessment RB, Series A, 6.00%, 05/01/54		65	66,392
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35		250	250,242
Refunding RB, Series A, 4.50%, 10/01/56		5,000	4,831,414
Ormond Crossings West Community Development District
Special Assessment RB, 5.75%, 11/01/47		400	398,126
Special Assessment RB, 6.00%, 11/01/57		500	496,495
Palm Beach County Health Facilities Authority, RB, 5.75%, 11/01/50		210	221,959
Parker Road Community Development District, Special Assessment Refunding RB, 3.38%, 05/01/30		335	323,352
Parrish Lakes Community Development District, Special Assessment RB, 5.80%, 05/01/54		415	417,455
Parrish Plantation Community Development District
Special Assessment RB, 5.80%, 05/01/44		115	118,915
Special Assessment RB, 6.05%, 05/01/54		225	231,459
Pioneer Ranch Community Development District, Special Assessment RB, 5.30%, 05/01/55		975	953,290
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	362,593
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	96,757
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	359,369
Preserve at South Branch Community Development District, Special Assessment RB, 3.50%, 11/01/30		170	170,655
Reflection Bay Community Development District
Special Assessment RB, 5.63%, 05/01/45		125	127,773
Special Assessment RB, 5.88%, 05/01/55		205	208,541
Rustic Oaks Community Development District, Special Assessment RB, 4.00%, 05/01/52		385	314,258
Sandridge Community Development District, Special Assessment RB, Series A-1, 4.00%, 05/01/51		130	112,193
Seminole County IDA
Refunding RB, 5.25%, 11/15/39		500	496,833
Refunding RB, 5.75%, 11/15/54		595	563,271
Seminole Palms Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		260	252,522
Shadowlawn Community Development District, Special Assessment RB, 5.85%, 05/01/54		820	818,520
Solaeris Community Development District, Special Assessment RB, 6.00%, 05/01/45(b)		720	742,519
Security		Par (000)	Value
Florida (continued)
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34	USD	365	$ 351,425
St. Johns County IDA, Refunding RB, 4.00%, 08/01/55		600	498,672
Starling Community Development District, Special Assessment RB, 5.60%, 05/01/56(b)		555	544,693
Sunrise Community Development District, Special Assessment RB, 5.88%, 05/01/55(b)		600	587,830
Three Rivers Community Development District, Special Assessment RB, 5.75%, 05/01/56		825	816,838
Tolomato Community Development District
Special Assessment RB, 4.80%, 05/01/44		600	588,619
Special Assessment RB, 5.13%, 05/01/54		605	584,147
Tradition Community Development District No. 9
Special Assessment RB, 5.40%, 05/01/45		160	161,141
Special Assessment RB, 5.65%, 05/01/56		225	225,803
Trout Creek Community Development District, Special Assessment RB, 5.00%, 05/01/28		135	137,042
Village Community Development District No. 16, Special Assessment RB, 5.13%, 05/01/56		1,200	1,199,146
Vivid Shores Community Development District, Special Assessment RB, 5.63%, 05/01/56		400	400,767
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49		705	721,558
West Villages Improvement District
Special Assessment RB, 4.75%, 05/01/39		190	190,833
Special Assessment RB, 5.00%, 05/01/50		290	284,916
Special Assessment RB, 5.63%, 05/01/54		220	220,453
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		605	606,671
Westside Haines City Community Development District, Special Assessment RB, 6.00%, 05/01/54		165	168,863
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%, 05/01/52		405	343,846
			85,486,478
Georgia — 0.9%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%, 04/01/34(b)		470	479,567
TA, Series A-2, 5.50%, 04/01/39(b)		720	742,049
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	141,614
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)(f)(g)		150	90,000
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, 5.00%, 07/01/55		3,100	3,235,039
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52		645	651,122
			5,339,391
Illinois — 3.7%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/42		1,500	1,450,497
GO, Series A, 6.25%, 12/01/50		1,310	1,368,685
GO, Series D, 5.00%, 12/01/46		1,620	1,490,917
GO, Series D, 5.00%, 12/01/46		685	625,716
GO, Series H, 5.00%, 12/01/46		370	340,518
GO, Refunding, Series B, 4.00%, 12/01/41		1,910	1,663,179
GO, Refunding, Series B, 6.00%, 12/01/44		1,435	1,496,285
GO, Refunding, Series C, 5.00%, 12/01/34		625	625,438
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49		2,000	2,072,199
City of Chicago, GO, Series A, 6.00%, 01/01/50		1,640	1,695,332
City of Marion Sales Tax Revenue
RB, 6.38%, 06/01/45		600	599,783

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois (continued)
City of Marion Sales Tax Revenue
RB, 6.63%, 06/01/55	USD	1,120	$ 1,120,943
County of Cook, RB, 6.50%, 01/01/45		1,125	1,135,048
Illinois Finance Authority
Refunding RB, 5.25%, 08/01/35(b)		300	305,400
Refunding RB, Series A, 5.38%, 11/01/55		600	598,981
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	1,835,979
Metropolitan Pier & Exposition Authority
RB, 5.00%, 06/15/57		660	650,798
Refunding RB, 4.00%, 06/15/50		1,895	1,646,708
Village of Lincolnwood Il, RB, Series B, 5.75%, 12/01/43(b)		265	268,974
			20,991,380
Indiana — 0.8%
City of Valparaiso, Refunding RB, AMT, 4.50%, 01/01/34(b)		175	179,264
Indiana Finance Authority
RB, Series A, 6.13%, 10/15/45(b)		215	214,963
RB, Series A, 6.38%, 10/15/55(b)		160	160,187
RB, AMT, Series A, 6.75%, 05/01/39		640	715,837
Refunding RB, Series A, 5.25%, 03/01/50		475	476,009
Refunding RB, Series A, 5.38%, 03/01/55		555	558,380
Refunding RB, Series A-1, 5.00%, 11/15/42		700	759,492
Refunding RB, Series A-1, 5.00%, 11/15/43		1,000	1,073,560
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53		400	416,959
			4,554,651
Iowa — 0.5%
Iowa Finance Authority
Refunding RB, Series A, 5.13%, 05/15/59		725	670,359
Refunding RB, Series E, 4.00%, 08/15/46		570	525,832
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series C, 3.50%, 12/01/44		2,000	1,582,864
			2,779,055
Kansas — 0.0%
City of Manhattan, RB, Series A, 5.50%, 06/01/55		200	200,255
Kentucky — 0.7%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		1,895	1,768,713
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(c)		2,310	2,340,054
			4,108,767
Louisiana — 1.3%
Juban Crossing Community Development District, Special Assessment RB, Series A, 6.25%, 06/01/54		715	739,902
Louisiana Public Facilities Authority
RB, 6.00%, 06/15/59(b)		480	480,953
RB, Series A, 5.25%, 06/01/60(b)		1,225	916,224
RB, Series A, 6.50%, 06/01/62(b)		150	134,945
RB, AMT, 5.75%, 09/01/64		3,635	3,745,316
RB, AMT, Series R-2, 6.50%, 10/01/53(b)(c)		505	530,771
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,037,262
			7,585,373
Maine — 0.5%
Finance Authority of Maine
RB, Series B, 9.50%, 06/01/32		150	127,361
RB, AMT, 8.50%, 06/01/35(f)(g)		825	422,774
RB, AMT, Series A, 8.50%, 06/01/32		150	127,360
Security		Par (000)	Value
Maine (continued)
Finance Authority of Maine
Refunding RB, AMT, 4.63%, 12/01/47(b)(c)	USD	400	$ 403,042
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)		2,100	1,836,173
			2,916,710
Maryland — 1.4%
City of Baltimore
RB, 4.88%, 06/01/42		170	172,625
RB, 5.25%, 06/01/55(b)		200	197,697
Refunding TA, Series A, 3.20%, 06/01/30(b)		200	195,199
Refunding TA, Series A, 3.25%, 06/01/31(b)		225	218,949
Refunding TA, Series A, 3.30%, 06/01/32(b)		500	484,262
Refunding TA, Series A, 3.35%, 06/01/33(b)		540	520,087
Refunding TA, Series A, 3.40%, 06/01/34(b)		570	545,454
Refunding TA, Series A, 3.45%, 06/01/35(b)		610	579,981
Maryland Community Development Administration, RB, Series 1, (FNMA COL), 4.35%, 02/01/44		2,500	2,455,449
Maryland EDC, RB, AMT, Series B, 5.25%, 06/30/47		570	568,310
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)		1,940	1,975,308
			7,913,321
Massachusetts — 0.9%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	967,602
RB, 5.00%, 10/01/54		710	626,058
RB, Series 1, 6.38%, 07/15/45(b)		875	879,022
RB, Series A, 5.00%, 01/01/47		500	485,833
Refunding RB, 5.25%, 07/01/52		1,050	1,047,169
Refunding RB, 5.00%, 10/01/57(b)		500	480,176
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42		310	300,972
Refunding RB, AMT, Series A, 4.50%, 12/01/47		490	453,840
			5,240,672
Michigan — 0.0%
Michigan Strategic Fund, RB, 5.00%, 11/15/42		210	210,091
Minnesota — 0.6%
City of Deephaven, Refunding RB, Series A, 5.25%, 07/01/37		605	605,385
City of Eagan, RB, Series A, 6.38%, 02/01/55(b)		100	97,101
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,767,701
Housing & Redevelopment Authority of the City of St. Paul, RB, Series A, 5.50%, 07/01/38(b)		240	241,398
Minnesota HFA, RB, Series M, (GNMA/FNMA/FHLMC COL), 6.00%, 01/01/53		540	571,760
			3,283,345
Missouri — 0.3%
City of St. Louis IDA (The)
Refunding RB, Series A, 4.38%, 11/15/35		215	201,905
Refunding RB, Series A, 5.75%, 06/15/54		585	591,502
Kansas City IDA
RB, Series A-1, 5.00%, 06/01/46(b)		290	282,518
RB, Series A-1, 5.00%, 06/01/54(b)		185	174,515
RB, Series C, 7.50%, 11/15/46(f)(g)		64	64,037
Refunding RB, Series B, 5.00%, 11/15/46(f)(g)		116	44,211
Refunding RB, Series D, 2.00%, 11/15/46(f)(g)		52	5
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(b)		260	261,266
			1,619,959

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Nebraska — 0.0%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	USD	270	$ 270,081
Nevada — 0.1%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.25%, 12/01/47		110	110,000
Special Assessment RB, 5.50%, 12/01/53		100	101,141
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		215	221,937
RB, 5.00%, 07/01/45		280	282,054
			715,132
New Hampshire — 2.5%
New Hampshire Business Finance Authority
RB, 5.38%, 12/01/31(b)		1,245	1,244,711
RB, 5.95%, 12/01/31(b)		305	305,008
RB, 0.00%, 04/01/32(b)(d)		550	374,855
RB, 0.00%, 12/15/33(b)(d)		4,735	2,944,782
RB, 5.88%, 12/15/33(b)		1,240	1,233,494
RB, 5.25%, 12/01/35(b)		2,310	2,304,178
RB, 5.38%, 12/15/35(b)		1,409	1,404,496
RB, Series 1, 5.15%, 09/28/37		1,450	1,469,488
RB, Series 2024-1, Class A, 4.25%, 07/01/51		612	615,404
RB, Series 2025-1, Class B, 5.75%, 04/28/42		770	804,407
RB, Series A, 4.13%, 08/15/40		320	292,394
RB, Series A, 4.25%, 08/15/46		365	313,029
RB, Series A, 4.50%, 08/15/55		755	625,647
			13,931,893
New Jersey — 1.3%
New Jersey EDA
RB, Series A, 5.25%, 11/01/54(b)		945	811,819
RB, AMT, Series B, 6.50%, 04/01/31		65	65,370
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,013
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51		1,065	975,430
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 4.25%, 12/01/45		275	274,711
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,337,808
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	626,421
New Jersey Transportation Trust Fund Authority, RB, Series AA, 4.00%, 06/15/45		3,000	2,834,083
			7,175,655
New York — 4.6%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43		385	399,206
RB, Series A, 6.38%, 07/01/53		705	720,398
Refunding RB, AMT, 5.00%, 01/01/35(b)		385	385,585
County of Cattaraugus, RB, 5.00%, 05/01/44		195	195,068
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	500,023
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	100,786
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	981,740
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	762,291
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51		835	702,775
New York Liberty Development Corp.
Refunding RB, Series 2, 5.38%, 11/15/40(b)		400	399,975
Refunding RB, Series A, 3.00%, 11/15/51		650	470,038
Security		Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51	USD	800	$ 586,700
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,434,737
Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,112,044
New York Transportation Development Corp.
RB, AMT, 5.63%, 04/01/40		500	524,595
RB, AMT, 6.00%, 06/30/50		1,095	1,188,502
RB, AMT, 4.00%, 04/30/53		1,240	1,053,274
RB, AMT, 6.00%, 06/30/54		5,000	5,168,034
RB, AMT, 6.00%, 06/30/55		2,000	2,111,931
Refunding RB, AMT, 5.38%, 08/01/36		865	902,526
Suffolk Regional Off-Track Betting Corp.
RB, 5.00%, 12/01/34		405	418,041
RB, 5.75%, 12/01/44		700	712,784
RB, 6.00%, 12/01/53		1,000	1,014,766
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(b)		600	597,961
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	508,319
Refunding RB, 5.00%, 07/01/56(b)		560	492,822
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		670	546,352
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	428,328
			26,419,601
North Carolina — 0.6%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53		680	719,581
North Carolina Medical Care Commission
RB, Series A, 11/01/56(e)		1,500	1,511,133
Refunding RB, Series A, 5.25%, 01/01/41		230	225,594
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58		985	1,005,942
			3,462,250
North Dakota — 0.1%
City of Grand Forks, RB, Series A, (AGM), 5.00%, 12/01/53		350	356,169
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority
Refunding RB, Series B-2, 5.00%, 06/01/55		7,075	5,726,950
Refunding RB, Series B-3, 0.00%, 06/01/57(d)		16,680	1,234,130
Cleveland-Cuyahoga County Port Authority
Refunding RB, Series A, 5.38%, 01/01/39(b)		145	148,384
Refunding RB, Series A, 5.88%, 01/01/49(b)		330	328,127
County of Franklin, RB, Series B, 4.00%, 07/01/45		850	728,208
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	185,441
Refunding RB, 4.00%, 08/15/50		915	820,527
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	139,717
Refunding RB, 5.25%, 05/01/40		145	139,037
Refunding RB, 5.50%, 05/01/50		670	601,718
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		735	747,797
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)		4,715	4,351,702
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	362,150
			15,513,888
Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)		3,290	3,271,009

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	USD	965	$ 964,678
Tulsa Municipal Airport Trust Trustees, Refunding RB, AMT, 6.25%, 12/01/40		1,755	1,947,945
			6,183,632
Oregon — 1.6%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50		200	192,934
Clackamas County School District No. 12 North Clackamas
GO, Series A, (School Bond Guaranty), 0.00%, 06/15/38(d)		30	17,659
GO, Series A, (School Bond Guaranty), 0.00%, 06/15/38(d)		245	141,630
Oregon State Facilities Authority, RB, Series A, 5.25%, 06/15/55(b)		305	273,406
Port of Morrow, GO, Series A, 5.15%, 10/01/26(b)		3,515	3,515,536
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49		5,000	4,474,155
Yamhill County Hospital Authority, Refunding RB, Series A, 5.00%, 11/15/36		300	300,478
			8,915,798
Pennsylvania — 3.1%
Allegheny Community Broadband, Inc.
RB, 7.75%, 09/01/45(b)		160	158,196
RB, 8.00%, 09/01/51(b)		185	180,830
Allentown Neighborhood Improvement Zone Development Authority
RB, Series A, 5.25%, 05/01/32(b)		100	102,690
RB, Series A, 5.25%, 05/01/42(b)		100	101,163
Beaver County IDA, Refunding RB, Series B, 3.75%, 10/01/47		2,380	1,993,067
Chester County Health & Education Facilities Authority, Refunding RB, 5.25%, 06/01/55		580	582,893
Doylestown Hospital Authority
Refunding RB, 5.00%, 07/01/31(b)		125	132,732
Refunding RB, 5.38%, 07/01/39(b)		290	319,522
Geisinger Authority, Refunding RB, Series 1, 4.00%, 02/15/47		3,200	2,844,802
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49		1,135	978,451
Montgomery County IDA, RB, Series C, 5.00%, 11/15/45		875	882,008
Pennsylvania Economic Development Financing Authority
RB, 6.88%, 09/01/47(b)		2,320	2,404,937
RB, AMT, 5.75%, 06/30/48		490	512,686
RB, AMT, 5.25%, 06/30/53		770	780,462
Refunding RB, Series B, 5.25%, 12/01/38(c)		455	457,847
Refunding RB, Series C, 5.25%, 12/01/37(c)		795	800,252
Refunding RB, AMT, 5.50%, 11/01/44		500	500,148
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series 1A, 4.75%, 06/01/46		810	799,522
RB, AMT, Series B, 3.00%, 06/01/47		1,010	713,177
RB, AMT, Sub-Series 1C, 5.00%, 06/01/51		165	159,319
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	241,095
RB, Series A, 4.00%, 07/01/49		2,000	1,851,304
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48		265	280,549
			17,777,652
Security		Par (000)	Value
Puerto Rico — 6.7%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	USD	17,040	$ 806,234
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(d)		537	388,805
GO, Series A-1, 5.63%, 07/01/29		1,049	1,111,083
GO, Series A-1, 5.75%, 07/01/31		440	483,697
GO, Series A-1, 4.00%, 07/01/33		418	417,381
GO, Series A-1, 4.00%, 07/01/35		375	368,648
GO, Series A-1, 4.00%, 07/01/41		94	86,838
GO, Series A-1, 4.00%, 07/01/46		3,955	3,450,913
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(c)(f)(g)		22,078	12,915,673
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(f)(g)		385	256,987
RB, Series A, 7.00%, 07/01/33(f)(g)		1,795	1,198,162
RB, Series A, 6.75%, 07/01/36(f)(g)		775	517,312
RB, Series A, 5.00%, 07/01/42(f)(g)		325	216,937
RB, Series A, 7.00%, 07/01/43(f)(g)		175	116,812
RB, Series A-1, 10.00%, 07/01/19(f)(g)		42	28,042
RB, Series A-2, 10.00%, 07/01/19(f)(g)		212	141,472
RB, Series A-3, 10.00%, 07/01/19(f)(g)		177	118,160
RB, Series B-3, 10.00%, 07/01/19(f)(g)		177	118,160
RB, Series C-1, 5.40%, 01/01/18(f)(g)		486	324,637
RB, Series C-2, 5.40%, 07/01/18(f)(g)		486	324,689
RB, Series C-3, 5.40%, 01/01/20(f)(g)		49	32,821
RB, Series C-4, 5.40%, 07/01/20(f)(g)		49	32,821
RB, Series CCC, 5.25%, 07/01/26(f)(g)		125	83,438
RB, Series CCC, 5.00%, 07/01/27(f)(g)		545	363,787
RB, Series CCC, 5.25%, 07/01/28(f)(g)		70	46,725
RB, Series D-1, 7.50%, 01/01/20(f)(g)		426	284,086
RB, Series D-2, 7.50%, 01/01/20(f)(g)		840	560,932
RB, Series D-4, 7.50%, 07/01/20(f)(g)		145	96,785
RB, Series TT, 5.00%, 07/01/18(f)(g)		160	106,800
RB, Series TT, 5.00%, 07/01/26(f)(g)		190	126,825
RB, Series TT, 5.00%, 07/01/32(f)(g)		395	263,662
RB, Series WW, 5.50%, 07/01/17(f)(g)		110	73,425
RB, Series WW, 5.50%, 07/01/18(f)(g)		95	63,413
RB, Series WW, 5.50%, 07/01/19(f)(g)		70	46,725
RB, Series WW, 5.38%, 07/01/22(f)(g)		940	627,450
RB, Series WW, 5.38%, 07/01/24(f)(g)		65	43,388
RB, Series WW, 5.00%, 07/01/28(f)(g)		165	110,137
RB, Series WW, 5.25%, 07/01/33(f)(g)		75	50,063
RB, Series WW, 5.50%, 07/01/38(f)(g)		220	146,850
RB, Series XX, 5.25%, 07/01/27(f)(g)		50	33,375
RB, Series XX, 5.25%, 07/01/35(f)(g)		30	20,025
RB, Series XX, 5.75%, 07/01/36(f)(g)		600	400,500
RB, Series XX, 5.25%, 07/01/40(f)(g)		2,320	1,548,600
Refunding RB, Series AAA, 5.25%, 07/01/22(f)(g)		160	106,800
Refunding RB, Series AAA, 5.25%, 07/01/28(f)(g)		265	176,887
Refunding RB, Series AAA, 5.25%, 07/01/29(f)(g)		40	26,700
Refunding RB, Series DDD, 5.00%, 07/01/19(f)(g)		895	597,412
Refunding RB, Series UU, 0.00%, 07/01/17(c)(f)(g)		30	20,025
Refunding RB, Series UU, 0.00%, 07/01/18(c)(f)(g)		30	20,025
Refunding RB, Series UU, 0.00%, 07/01/20(c)(f)(g)		250	166,875
Refunding RB, Series UU, 3.95%, 07/01/31(c)(f)(g)		300	200,250
Refunding RB, Series ZZ, 5.00%, 07/01/17(f)(g)		70	46,725
Refunding RB, Series ZZ, 5.25%, 07/01/19(f)(g)		235	156,862
Refunding RB, Series ZZ, 5.25%, 07/01/23(f)(g)		930	620,775
Refunding RB, Series ZZ, 5.00%, 07/01/28(f)(g)		75	50,063
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%, 01/01/45		165	187,281
RB, AMT, Series A-2, 6.50%, 01/01/42		110	125,123
RB, AMT, Series A-2, 6.75%, 01/01/45		165	186,666

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/33(d)	USD	496	$ 375,592
RB, Series A-1, 0.00%, 07/01/46(d)		3,861	1,289,651
RB, Series A-1, 4.75%, 07/01/53		5,000	4,712,818
RB, Series A-2, 4.54%, 07/01/53		317	287,138
RB, Series B-1, 0.00%, 07/01/46(d)		477	159,646
			38,066,589
Rhode Island — 0.0%
Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/01/52(d)		1,715	249,021
South Carolina — 0.7%
Patriots Energy Group Financing Agency, RB, Series A-1, 5.25%, 10/01/54(c)		1,880	2,008,855
South Carolina Jobs EDA
RB, 6.75%, 12/01/60(b)(f)(g)		1,315	1,275,756
RB, 7.50%, 08/15/62(b)		325	289,876
RB, Series A, 5.63%, 10/01/60		320	313,152
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	172,960
			4,060,599
Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49		220	180,438
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(d)		655	283,800
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)		2,320	2,488,478
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)		1,750	1,869,511
			4,822,227
Texas — 6.7%
Angelina & Neches River Authority, RB, AMT, Series A, 7.50%, 12/01/45(b)(f)(g)		510	6,431
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)(f)(g)		1,305	978,718
RB, 7.88%, 11/01/62(b)(f)(g)		280	168,000
Beaumont Housing Authority, RB, Series A, 6.50%, 07/01/55(b)		345	340,830
City of Anna
Special Assessment RB, 5.20%, 09/15/45		1,000	1,002,059
Special Assessment RB, 5.75%, 09/15/54(b)		315	318,376
Special Assessment RB, 5.50%, 09/15/55		200	200,421
City of Bastrop
Special Assessment RB, 5.38%, 09/01/45(b)		110	110,837
Special Assessment RB, 5.63%, 09/01/55(b)		220	221,624
City of Buda
Special Assessment RB, 6.00%, 09/01/55(b)		345	340,063
Special Assessment RB, 6.75%, 09/01/55(b)		685	675,905
City of Celina
Special Assessment RB, 5.38%, 09/01/45(b)		110	109,109
Special Assessment RB, 5.50%, 09/01/45(b)		100	100,313
Special Assessment RB, 5.63%, 09/01/55(b)		110	108,905
Special Assessment RB, 5.63%, 09/01/55(b)		190	188,109
City of Corpus Christi
Special Assessment RB, 5.38%, 09/15/31		100	103,768
Special Assessment RB, 6.13%, 09/15/44		152	152,217
Special Assessment RB, 6.50%, 09/15/54		227	227,201
City of Crandall
Special Assessment RB, 5.25%, 09/15/45(b)		100	98,951
Special Assessment RB, 5.25%, 09/15/45(b)		1,000	989,512
Security		Par (000)	Value
Texas (continued)
City of Crandall
Special Assessment RB, 5.50%, 09/15/55(b)	USD	225	$ 223,848
Special Assessment RB, 5.63%, 09/15/55(b)		300	297,417
City of Ennis
Special Assessment RB, 5.25%, 09/15/45(b)		100	99,071
Special Assessment RB, 5.50%, 09/15/55(b)		200	196,685
City of Fate, Special Assessment RB, 5.75%, 08/15/54(b)		100	100,507
City of Friendswood, Special Assessment RB, 7.00%, 09/15/54		657	660,103
City of Houston Airport System Revenue
RB, AMT, Series A, 4.00%, 07/01/41		700	636,145
RB, AMT, Series B, 5.50%, 07/15/39		410	439,988
Refunding RB, AMT, 5.00%, 07/01/29		1,300	1,301,437
Refunding RB, AMT, Series C, 5.00%, 07/15/27		1,410	1,433,103
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41		3,590	3,420,949
City of Lavon
Special Assessment RB, 5.50%, 09/15/54(b)		750	753,076
Special Assessment RB, 5.75%, 09/15/55		300	300,088
Special Assessment RB, 6.38%, 09/15/55		300	297,605
City of Oak Point, Special Assessment RB, 5.25%, 09/15/54(b)		305	291,718
City of Princeton
Special Assessment RB, 4.38%, 09/01/31(b)		50	50,248
Special Assessment RB, 5.00%, 09/01/44(b)		100	98,954
Special Assessment RB, 5.13%, 09/01/44(b)		100	97,970
Special Assessment RB, 5.38%, 09/01/45(b)		95	95,544
Special Assessment RB, 5.38%, 09/01/45(b)		110	110,630
Special Assessment RB, 5.25%, 09/01/54(b)		150	148,362
Special Assessment RB, 5.38%, 09/01/54(b)		172	168,073
Special Assessment RB, 5.63%, 09/01/55(b)		155	155,185
Special Assessment RB, 5.63%, 09/01/55(b)		150	150,457
Special Assessment RB, 5.63%, 09/01/55(b)		300	300,357
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	500,025
City of Seagoville, Special Assessment RB, 6.00%, 09/15/54(b)		245	250,968
City of Terrell, Special Assessment RB, 7.00%, 09/15/55(b)		950	968,966
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)		100	92,775
Club Municipal Management District No. 1, Special Assessment RB, 5.38%, 09/01/55(b)		180	180,293
County of Denton, Special Assessment RB, 5.88%, 12/31/45(b)		440	453,440
County of Hays
Special Assessment RB, 7.00%, 09/15/45		200	200,064
Special Assessment Refunding RB, 5.63%, 09/15/45(b)		200	200,115
Del Valle ISD, GO, (Permanent School Fund GTD), 4.00%, 06/15/47		1,335	1,260,117
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		1,465	1,465,152
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%, 08/15/51(b)		250	232,986
RB, Series A, 6.75%, 10/01/52		800	820,102
RB, Series A, 5.00%, 01/01/55		200	167,004
Refunding RB, 5.38%, 01/01/55		300	296,847
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	865,597
Port of Beaumont IDA, RB, 4.10%, 01/01/28(b)		1,800	1,639,223
Port of Beaumont Navigation District
Refunding RB, Series B, 10.00%, 07/01/26(b)		850	853,311
Refunding RB, AMT, Series A, 3.63%, 01/01/35(b)		690	644,425

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Port of Beaumont Navigation District
Refunding RB, AMT, Series A, 4.00%, 01/01/50(b)	USD	2,600	$ 1,990,837
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/55		615	632,473
Texas Community Housing & EDC, RB, Series A-1, 6.25%, 01/01/65(b)		1,350	1,256,024
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58		315	307,229
RB, AMT, 5.50%, 12/31/58		1,050	1,087,869
Texas Transportation Commission State Highway 249 System, RB, 0.00%, 08/01/42(d)		655	296,315
Texas Water Development Board
RB, 4.00%, 10/15/45		795	764,804
RB, Series A, 4.25%, 10/15/51		2,500	2,376,177
			38,072,007
Utah — 1.6%
Arrowhead Springs Public Infrastructure District, GO, 6.00%, 03/01/56(b)		1,797	1,798,125
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(b)		800	790,398
Mida Mountain Village Public Infrastructure District
TA, Series 1, 5.50%, 06/01/50(b)		300	300,475
TA, Series 1, 5.13%, 06/15/54(b)		710	701,894
TA, Series 2, 5.75%, 06/15/44(b)		500	511,935
Ridges Estates Infrastructure Financing District, Special Assessment RB, 6.25%, 12/01/53(b)		1,415	1,459,391
SkyRidge Pegasus Infrastructure Financing District, Special Assessment RB, 5.25%, 12/01/44(b)		1,140	1,129,547
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	234,315
Refunding RB, 5.00%, 10/15/44		1,615	1,614,968
Refunding RB, 5.00%, 06/15/55(b)		230	200,267
Utah Infrastructure Agency
RB, 5.50%, 10/15/44		120	125,152
RB, 5.50%, 10/15/48		115	117,942
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		125	125,806
			9,110,215
Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	645,155
RB, Series A, 4.50%, 12/01/44(b)		705	583,744
RB, Series A, 6.88%, 12/01/46(b)		785	828,819
			2,057,718
Virginia — 0.4%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%, 03/01/46		92	91,553
TA, Series A, 0.00%, 03/01/59		220	202,127
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	256,259
James City County EDA, RB, Series A, 6.88%, 12/01/58		345	372,349
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		230	230,051
Special Assessment RB, 5.00%, 03/01/45(b)		85	82,412
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49		365	332,965
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53		360	395,089
RB, Series B-3, 5.38%, 09/01/29		235	237,687
			2,200,492
Security		Par (000)	Value
Washington — 1.3%
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45(c)	USD	1,000	$ 1,004,489
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55		800	846,337
Washington State Housing Finance Commission
RB, 6.00%, 07/01/59(b)		100	101,947
RB, Series A, 5.00%, 07/01/50(b)		310	266,163
RB, Series A, 5.75%, 01/01/53(b)		200	192,388
RB, Series A, 5.88%, 01/01/59(b)		160	154,743
RB, Series B-2, 3.95%, 07/01/29(b)		775	775,057
Refunding RB, 5.00%, 01/01/26(b)		190	190,000
Refunding RB, 5.00%, 01/01/43(b)		1,935	1,804,472
Refunding RB, 6.00%, 01/01/45(b)		210	208,423
Refunding RB, Series A, 5.00%, 07/01/48		190	188,081
Refunding RB, Series A, 6.25%, 01/01/56		1,600	1,596,198
			7,328,298
West Virginia — 0.3%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	417,225
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48		1,215	1,123,819
			1,541,044
Wisconsin — 7.0%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(f)(g)		195	19,500
RB, 0.00%, 12/15/32(b)(d)		1,206	784,211
RB, 5.50%, 12/15/32(b)		1,281	1,278,734
RB, 5.75%, 12/15/33(b)		3,305	3,305,971
RB, 0.00%, 12/15/38(b)(d)		795	368,344
RB, 5.00%, 06/15/41(b)		210	182,985
RB, 0.00%, 12/15/42(b)(d)		1,520	467,055
RB, 7.00%, 10/01/47(b)(f)(g)		195	19,500
RB, 5.63%, 06/15/49(b)		1,395	1,283,248
RB, 5.75%, 12/01/54(b)		2,300	2,309,943
RB, 5.00%, 06/15/55(b)		550	422,793
RB, 5.00%, 01/01/56(b)		875	726,683
RB, Series 1, 4.50%, 01/01/35(b)		625	613,761
RB, Series 1, 0.00%, 07/01/62(b)(c)		1,200	961,500
RB, Series A, 7.75%, 07/01/43(b)		1,920	1,951,682
RB, Series A, 5.00%, 12/15/44(b)		120	114,572
RB, Series A, 6.85%, 11/01/46(b)(f)(g)		275	96,250
RB, Series A, 7.00%, 11/01/46(b)(f)(g)		155	54,250
RB, Series A, 5.38%, 07/15/47(b)		335	325,419
RB, Series A, 5.63%, 06/15/49(b)		840	751,928
RB, Series A, 5.00%, 06/15/51(b)		195	167,506
RB, Series A, 4.00%, 09/01/51(b)		315	241,448
RB, Series A, 5.25%, 12/01/51(b)(f)(g)		1,060	688,232
RB, Series A, 5.00%, 06/15/55(b)		2,750	2,159,983
RB, Series A, 5.00%, 07/01/55(b)		880	752,086
RB, Series A, 4.75%, 06/15/56(b)		440	346,663
RB, Series A, 5.00%, 06/15/56(b)		145	121,835
RB, Series A, 7.50%, 07/01/59(b)		2,020	2,260,791
RB, Series A, 6.45%, 04/01/60(b)		345	329,511
RB, Series A, 7.25%, 01/01/61(b)		1,715	1,811,429
RB, Series A, 7.13%, 07/01/65(b)(c)		720	711,446
RB, Series A-4, 5.50%, 11/15/32(b)		1,673	1,676,024
RB, Series B, 0.00%, 01/01/35(b)(d)		1,005	605,328
RB, Series B, 8.50%, 01/01/36(b)		500	466,172
RB, Series B, 0.00%, 01/01/60(b)(d)		19,530	1,800,234
RB, AMT, 4.00%, 09/30/51		2,025	1,675,216
RB, AMT, 4.25%, 07/01/54		560	460,738
RB, AMT, 4.00%, 03/31/56		680	549,347
RB, AMT, 5.75%, 06/30/60		315	325,058

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
RB, AMT, 6.50%, 06/30/60	USD	1,500	$ 1,647,340
RB, AMT, 6.50%, 12/31/65		1,250	1,367,876
Refunding RB, 5.25%, 05/15/52(b)		1,135	1,071,408
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	750,145
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%, 08/15/44		1,305	1,349,079
RB, Series A, 5.75%, 08/15/54		350	359,208
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	166,588
			39,899,020
Wyoming — 0.1%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51		775	709,361
Total Municipal Bonds — 89.2% (Cost: $523,987,032)			507,542,015
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 1.0%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,379,535
District of Columbia — 0.9%
District of Columbia Income Tax Secured Revenue, Refunding RB, Series A, 5.00%, 06/01/50		5,000	5,226,141
Massachusetts — 1.7%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/54		9,450	9,809,536
New York — 3.1%
New York City Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45		1,000	990,423
New York City Transitional Finance Authority Revenue, RB, Sub-Series H-1, 5.00%, 11/01/50		7,500	7,738,658
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54		4,365	4,498,535
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,374,016
			17,601,632
Texas — 0.9%
Sabine-Neches Navigation District, GO, 5.25%, 02/15/52		5,000	5,202,148
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.6% (Cost: $43,600,427)			43,218,992

	Shares
Warrants(g)
Ground Transportation — 0.0%
Brightline West LLC, (Issued/Exercisable 11/29/25, 1 Share for 1 Warrant, Expires 11/15/42, Strike Price USD 5.00)	118,620	1
Total Warrants — 0.0% (Cost: $0)		1
Total Long-Term Investments — 96.9% (Cost: $567,842,941)		551,221,221

Security		Par (000)	Value
Short-Term Securities
Municipal Bonds
Colorado — 0.3%
City of Colorado Springs Utilities System Revenue, RB, Series A, VRDN, (TD Bank NA SBPA), 3.30%, 01/07/26(i)	USD	2,000	$ 2,000,000
Florida — 1.3%
County of Escambia, RB, VRDN, 2.35%, 01/07/26(i)		6,100	6,100,000
Highlands County Health Facilities Authority, Refunding RB, VRDN, 2.30%, 01/07/26(i)		1,100	1,100,000
			7,200,000
Illinois — 0.4%
Illinois Finance Authority, Refunding RB, Sub-Series C-1, VRDN, (JPMorgan Chase Bank NA SBPA), 2.35%, 01/07/26(i)		2,500	2,500,000
Louisiana — 0.8%
Louisiana Offshore Terminal Authority, Refunding RB, Series B, VRDN, (JPMorgan Chase Bank NA LOC), 2.40%, 01/07/26(i)		1,700	1,700,000
Louisiana Public Facilities Authority, Refunding RB, Series B-3, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 2.30%, 01/07/26(i)		2,700	2,700,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, VRDN, (TD Bank NA LOC), 2.45%, 01/02/26(i)		150	150,000
			4,550,000
Maryland — 0.4%
Maryland EDC, Refunding RB, VRDN, 2.40%, 01/07/26(i)		2,385	2,385,000
Massachusetts — 0.3%
Massachusetts Water Resources Authority, RB, Series B, VRDN, (TD Bank NA LOC), 2.40%, 01/07/26(i)		1,500	1,500,000
Michigan — 0.3%
Green Lake Township EDC, Refunding RB, VRDN, (PNC Bank NA LOC), 2.55%, 01/02/26(i)		1,700	1,700,000
Mississippi — 0.3%
Mississippi Business Finance Corp., RB, Series L, VRDN, 2.50%, 01/02/26(i)		1,860	1,860,000
New York — 1.0%
City of New York, GO, Sub-Series A-5, VRDN, (JPMorgan Chase Bank NA SBPA), 2.50%, 01/02/26(i)		1,645	1,645,000
New York City Municipal Water Finance Authority, Refunding RB, Series BB, VRDN, 2.50%, 01/02/26(i)		2,400	2,400,000
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, Series 247, VRDN, (TD Bank NA SBPA), 2.35%, 01/07/26(i)		1,500	1,500,000
			5,545,000
Ohio — 1.7%
City of Columbus Sewerage Revenue, RB, Series B, VRDN, 2.27%, 01/07/26(i)		2,000	2,000,000
County of Allen Hospital Facilities Revenue, Refunding RB, Series C, VRDN, (PNC Bank NA LOC), 3.30%, 01/07/26(i)		7,400	7,400,000
			9,400,000
Texas — 0.2%
Harris County Cultural Education Facilities Finance Corp., RB, Series 3, VRDN, (TD Bank NA LOC), 2.35%, 01/07/26(i)		1,170	1,170,000

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin — 0.2%
Wisconsin Housing & EDA Housing Revenue, RB, Series C, VRDN, (Federal Home Loan Bank SBPA), 3.35%, 01/07/26(i)	USD	1,000	$ 1,000,000
Wyoming — 0.7%
Wyoming Community Development Authority, Refunding RB, Series 2, VRDN, (GNMA/FNMA/FHLMC COL), (Barclays Bank plc SBPA), 3.30%, 01/07/26(i)		4,200	4,200,000
Total Short-Term Securities — 7.9% (Cost: $45,010,000)			45,010,000
Total Investments — 104.8% (Cost: $612,852,941)			596,231,221
Other Assets Less Liabilities — 0.4%			2,320,291
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%			(29,615,855)
Net Assets — 100.0%			$ 568,935,657

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 363,333	$ 363,333
Corporate Bonds	—	96,880	—	96,880
Municipal Bonds	—	507,542,015	—	507,542,015
Municipal Bonds Transferred to Tender Option Bond Trusts	—	43,218,992	—	43,218,992
Warrants	—	1	—	1
Short-Term Securities
Municipal Bonds	—	45,010,000	—	45,010,000
	$ —	$ 595,867,888	$ 363,333	$ 596,231,221

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: High Income Municipal Series
(Formerly BATS: Series E Portfolio)
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,425,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation
VRDN	Variable Rate Demand Note